Note 10 - Subsequent Events - 10Q (Details Textual) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2025	Jul. 28, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Proceeds from Warrant Exercises			$ 209	$ 1,389,363	$ 2,367,133	$ 4,062,442
Subsequent Event [Member]
Units Issued During Period, Units, New Issues (in shares)	9,235,000
Stock Issued During Period, Shares, New Issues (in shares)	9,235,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	18,470,000
Shares Issued, Price Per Share (in dollars per share)	$ 0.65
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.65
Warrants and Rights Outstanding, Term (Year)	5 years
Proceeds from Issuance or Sale of Equity	$ 5,600,000
Proceeds from Warrant Exercises		$ 130,000
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Stock Issued During Period, Shares, Warrants Exercised (in shares)		200,000